Earnings/(Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2019
Earnings per share [abstract]
Disclosure of Earnings/(Loss) Per Share

	2019	2018	2017

Ordinary shares in issue ('000)	539 841	500 252	439 957
Adjustment for weighted number of ordinary shares in issue ('000)	(12 974)	(54 304)	(1 077)

Weighted number of ordinary shares in issue ('000)	526 867	445 948	438 880
Treasury shares ('000)	(3 058)	(52)	(437)

Basic weighted average number of ordinary shares in issue ('000)	523 809	445 896	438 443

	SA rand
	2019	2018	2017
Total net earnings/(loss) attributable to shareholders (millions)	(2 607)	(4 473)	362
Total basic earnings/(loss) per share (cents)	(498)	(1 003)	82

	2019	2018	2017

Weighted average number of ordinary shares in issue ('000)	523 809	445 896	438 443
Potential ordinary shares[1] ('000)	9 537	19 423	20 777

Weighted average number of ordinary shares for diluted earnings per share[1] ('000)	533 346	465 319	459 220

	SA rand
	2019	2018	2017

Total diluted earnings/(loss) per share (cents)[2]	(500)	(1 004)	79

[1] Due to the net loss attributable to shareholders in 2019, the inclusion of the share options as potential ordinary shares had an anti-dilutive (2018: anti-dilutive and 2017: dilutive) effect on the loss (2018: loss and 2017: earnings) per share and were therefore not taken into account in the current year calculation. The issue price and the exercise price of share options issued to employees include the fair value of any service to be supplied to the entity in the future under the share option or other share-based payment arrangement.
[2] The dilution is as a result of the potential reduction in earnings attributable to equity holders of the parent company as a result of the exercise of the Tswelopele Beneficiation Operation (TBO) option.TBO contributed a profit and therefore the reduction in earnings attributable to Harmony would increase the loss and loss per share.

Disclosure of Dividends Declared

	SA rand
	2019	2018	2017

Dividend declared (millions)	—	154	439
Dividend per share (cents)	—	35	100